Share-based Compensation - Summary of Accelsius Subsidiary Equity Plan (FY) (Details) - Accelcius Subsidiary Equity Plan - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense	$ 912	$ 1,341	$ 248	$ 1,810	$ 593	$ 918	$ 705
Granted (in shares)		168,500				110,000	365,500
Weighted average grant date fair value per share (in usd per share)	$ 20.75	$ 46.38	$ 0	$ 20.75	$ 4.41	$ 4.41	$ 3.8